Leases - Schedule of Lease (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Lessee, Lease, Description [Line Items]
Cash paid on operating lease liabilities	$ 42,052	$ 40,827
Right of use assets acquired under operating leases	$ 39,083	$ 37,319
Average lease term	1 year 7 months 6 days	1 year 7 months 6 days
Discount rate	10.00%	10.00%